Earnings Per Share - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Jul. 29, 2024	Dec. 31, 2023	Dec. 31, 2022
Successor
Numerator:
Net loss (in Dollars)	$ (25,793)		$ (105,452)
Undistributed loss allocated to Series A Preferred Stock (in Dollars)	(211)		(861)
Net loss available to holders of Common Stock (in Dollars)	(25,582)		(104,591)
Predecessor
Numerator:
Net loss (in Dollars)		$ (1,271)		$ (15,703)	$ (6,289)	$ 20,043
Net loss available to holders of Common Stock (in Dollars)		$ (1,271)		$ (15,703)
Denominator:
Basic loss per Common Stock (in Dollars per share)				$ (3.13)
Add: dilutive securities
Stock options
Series A Preferred Stock | Successor
Numerator:
Undistributed loss allocated to Series A Preferred Stock (in Dollars)	$ 211		$ 861
Denominator:
Weighted average Common Stock outstanding – basic	1,000,000		1,000,000
Basic loss per Common Stock (in Dollars per share)	$ (0.21)		$ (0.86)
Add: dilutive securities
Weighted average Common Stock outstanding – diluted	1,000,000		1,000,000
Diluted loss per Common Stock (in Dollars per share)	$ (0.21)		$ (0.86)
Common Stock | Successor
Denominator:
Weighted average Common Stock outstanding – basic	121,476,215		121,454,845
Basic loss per Common Stock (in Dollars per share)	$ (0.21)		$ (0.86)
Add: dilutive securities
Stock options
Warrants
Restricted Stock Units
Series A Preferred Stock	1,000,000		1,000,000
Weighted average Common Stock outstanding – diluted	122,476,215		122,454,845
Diluted loss per Common Stock (in Dollars per share)	$ (0.21)		$ (0.86)
Common Stock | Predecessor
Denominator:
Weighted average Common Stock outstanding – basic		5,024,802		5,024,802
Basic loss per Common Stock (in Dollars per share)		$ (0.25)		$ (3.13)
Add: dilutive securities
Weighted average Common Stock outstanding – diluted		5,024,802		5,024,802
Diluted loss per Common Stock (in Dollars per share)		$ (0.25)		$ (3.13)